UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21268

                       OPPENHEIMER TOTAL RETURN BOND FUND
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS    JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
---------------------------------------------------------------------------------------------------------
Asset-Backed Securities--17.9%
---------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                       $  139,312       $    139,051
---------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:                        67,896             67,937
Series 2003-A, Cl. A2, 1.45%, 11/25/05
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                       240,000            239,478
---------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2002-3, Cl. A2A, 3.05%, 9/15/05                                       135,590            136,070
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                        21,199             21,209
---------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                          24,409             24,416
---------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                        10,754             10,747
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                       269,053            268,858
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                        96,679             96,455
---------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                       140,000            140,368
Series 2003-3, Cl. 1A1, 1.53%, 8/25/17 1                                      27,628             27,642
Series 2003-4, Cl. 1A1, 1.57%, 9/25/17 1                                      93,323             93,378
Series 2004-1, Cl. 2A1, 1.56%, 9/25/21 1                                     341,561            341,724
---------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         60,000             60,895
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                         28,329             28,330
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                         49,372             49,347
---------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                           89,982             89,937
---------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       160,000            162,812
---------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                                         2,782              2,781
Series 2003-2, Cl. AF1, 1.55%, 5/25/33 1                                      31,150             31,167
Series 2003-3, Cl. AF1, 1.57%, 8/25/33 1                                      75,700             75,745
---------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A3, 3.85%, 4/6/06                                         222,711            223,744
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                        218,588            218,634
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                         390,000            389,661
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                          90,000             92,025
---------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl.
A2, 2.13%, 10/15/06                                                          350,000            349,628
---------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                         16,854             16,871
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        179,025            178,656
---------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                        80,386             80,388
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                        279,866            279,702
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                        320,497            320,211
---------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                              159,562            159,398
---------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                       143,557            143,984
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                        490,889            490,671
---------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           160,000            159,481
---------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2003-A, Cl. A2, 1.69%, 12/15/05                                              176,809            176,948
---------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                        60,000             60,728
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                        177,482            178,091
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                       103,040            103,066
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                        120,000            119,972
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        180,000            179,299
---------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                         37,468             37,697
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                         31,816             31,832
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                        174,921            174,785
---------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                        64,733             64,905
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                         59,959             59,953
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        430,000            428,414
Series 2004-2, Cl. A2, 2.38%, 2/15/07                                        190,000            189,698
---------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                       172,421            172,305
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                        186,040            185,894
---------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                        389,291            390,644
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       258,853            258,644
                                                                                        -----------------
Total Asset-Backed Securities (Cost $8,030,004)                                               8,024,276
---------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations--68.1%
---------------------------------------------------------------------------------------------------------
Government Agency--61.5%
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--61.2%
Fannie Mae Whole Loan, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 2003-W6, Cl. 2A1, 2.232%, 9/25/42            57,425             57,408
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 8/15/34 2                                                              2,129,000          2,074,444
5.50%, 1/1/34                                                                107,513            108,002
6.50%, 11/1/28                                                               127,290            133,511
7%, 9/1/33-11/1/33                                                           370,478            392,541
7%, 8/1/34 2                                                               3,429,000          3,624,024
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            66,380             67,152
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          132,784            139,889
Series 2075, Cl. D, 6.50%, 8/15/28                                           316,829            334,861
Series 2080, Cl. Z, 6.50%, 8/15/28                                            89,081             92,807
Series 2102, Cl. VA, 6%, 10/15/09                                             22,849             22,870
Series 2387, Cl. PD, 6%, 4/15/30                                             197,407            203,806
Series 2466, Cl. PD, 6.50%, 4/15/30                                          111,184            113,275
Series 2491, Cl. PE, 6%, 12/15/27                                             20,227             20,226
Series 2498, Cl. PC, 5.50%, 10/15/14                                          27,693             28,246
Series 2500, Cl. FD, 1.88%, 3/15/32 1                                         51,038             51,420
Series 2526, Cl. FE, 1.78%, 6/15/29 1                                         45,720             45,899
Series 2551, Cl. FD, 1.78%, 1/15/33 1                                         39,058             39,283
Series 2551, Cl. TA, 4.50%, 2/15/18                                          132,754            133,054
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 4.881%, 6/1/26 3                                          89,031             19,184
Series 183, Cl. IO, 3.624%, 4/1/27 3                                         147,859             30,975
Series 184, Cl. IO, 6.217%, 12/1/26 3                                        145,019             34,699
Series 192, Cl. IO, 12.204%, 2/1/28 3                                         40,962              8,655
Series 200, Cl. IO, 10.853%, 1/1/29 3                                         48,503              9,759
Series 2130, Cl. SC, 29.207%, 3/15/29 3                                      109,394             11,906
Series 2796, Cl. SD, 37.825%, 7/15/26 3                                      153,449             15,969
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.957%, 6/1/26 4                                          43,735             37,294
Series 217, Cl. PO, 6.752%, 2/1/32 4                                          52,737             43,609
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                                                   344                345
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/18/19 2                                                             984,000            968,010
5%, 8/13/34 2                                                                482,000            469,950
5.50%, 7/1/33-3/1/34                                                       1,156,157          1,162,017
5.50%, 8/19/19-8/13/34 2                                                   6,378,000          6,460,702
6%, 8/1/34 2                                                                 845,000            866,918
6.50%, 10/1/30                                                                54,032             56,548
6.50%, 8/1/34 2                                                            2,648,000          2,763,850
7%, 7/1/32-11/1/33                                                           569,275            603,375
7%, 8/25/34 2                                                              4,156,000          4,391,072
8.50%, 7/1/32                                                                 11,702             12,693
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                         236,163            249,048
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            58,389             58,943
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           109,060            112,076
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           101,375            104,998
Trust 2001-72, Cl. NH, 6%, 4/25/30                                            86,765             89,687
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            37,886             39,124
Trust 2002-50, Cl. PD, 6%, 9/25/27                                           110,000            111,882
Trust 2002-77, Cl. WF, 1.81%, 12/18/32 1                                      64,185             64,442
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        162,479            163,541
Trust 2003-21, Cl. FK, 1.85%, 3/25/33 1                                      109,609            110,110
Trust 2003-81, Cl. PA, 5%, 2/25/12                                            53,237             53,843
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 25.356%, 4/25/32 3                                    200,096             20,751
Trust 2002-51, Cl. S, 25.199%, 8/25/32 3                                     183,749             18,653
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 1.408%, 6/1/23 3                                           278,348             62,884
Trust 240, Cl. 2, 4.577%, 9/1/23 3                                           427,391             97,177
Trust 252, Cl. 2, 1.502%, 11/1/23 3                                          219,949             52,246
Trust 254, Cl. 2, 4.094%, 1/1/24 3                                           109,633             25,045
Trust 273, Cl. 2, 5.048%, 7/1/26 3                                            63,101             13,985
Trust 321, Cl. 2, (8.465)%, 3/1/32 3                                         595,382            138,389
Trust 2002-9, Cl. MS, 32.658%, 3/25/32 3                                     131,890             13,638
Trust 2002-52, Cl. SD, 25.37%, 9/25/32 3                                     247,639             24,987
Trust 2004-54, Cl. DS, 37.544%, 7/25/34 3                                    233,000             21,756
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 8.679%, 9/25/23 4                89,896             75,440
                                                                                        -----------------
                                                                                             27,372,893
---------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.3%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 28.773%, 1/16/27 3                                   333,204             32,125
Series 2002-15, Cl. SM, 24.173%, 2/16/32 3                                   339,710             31,311
Series 2002-76, Cl. SY, 27.381%, 12/16/26 3                                  410,644             40,440
Series 2004-11, Cl. SM, 27.035%, 1/17/30 3                                   166,701             16,057
                                                                                        -----------------
                                                                                                119,933
---------------------------------------------------------------------------------------------------------
Private--6.6%
---------------------------------------------------------------------------------------------------------
Commercial--6.5%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      210,145            210,784
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      230,000            229,820
Series 2004-8, Cl. 5A1, 6.50%, 8/25/29 2                                     350,000            359,516
---------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                            250,907            247,227
---------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           110,000            119,211
---------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                      215,000            212,938
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      120,000            119,916
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                         96,731            104,090
---------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/1/38                         70,000             70,350
---------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%,
3/12/39                                                                      153,298            150,767
---------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-
D6, Cl. A1B, 6.59%, 3/15/30                                                  130,000            141,636
---------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15 5                                                                    182,000            204,904
---------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 1                                                                    342,422            343,004
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34                         380,000            381,900
                                                                                        -----------------
                                                                                              2,896,063
---------------------------------------------------------------------------------------------------------
Other--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                             74,618             74,618
                                                                                        -----------------
Total Mortgage-Backed Obligations (Cost $30,366,500)                                         30,463,507
---------------------------------------------------------------------------------------------------------
U.S. Government Obligations--26.4%
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                               370,000            368,790
4.50%, 1/15/13                                                               455,000            445,294
4.875%, 11/15/13                                                             340,000            338,836
5.50%, 7/15/06 6                                                           2,035,000          2,137,110
6.875%, 9/15/10                                                              300,000            339,900
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                             1,150,000          1,178,767
5.50%, 2/15/06                                                               550,000            573,841
6%, 5/15/11                                                                  380,000            412,089
6.375%, 6/15/09                                                              300,000            330,663
7.25%, 5/15/30                                                               200,000            240,822
---------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                             110,000            116,432
Series C, 4.75%, 8/1/13                                                      145,000            143,319
Series C, 6%, 3/15/13                                                        140,000            151,105
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                              487,000            498,947
5.50%, 8/15/28                                                               165,000            169,499
6.875%, 8/15/25                                                            1,310,000          1,578,295
STRIPS, 1.30%, 2/15/11 7                                                     555,000            422,696
STRIPS, 3.81%, 2/15/13 7                                                   1,389,000            942,113
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3%, 2/15/08                                                                1,000,000            990,938
4.25%, 11/15/13                                                              378,000            372,227
4.75%, 5/15/14                                                                58,000             59,262
                                                                                        -----------------
Total U.S. Government Obligations (Cost $12,089,553)                                         11,810,945
---------------------------------------------------------------------------------------------------------
Foreign Government Obligations--0.2%
---------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12
(Cost $82,650)                                                                75,000             82,688
---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--24.5%
---------------------------------------------------------------------------------------------------------
Consumer Discretionary--7.4%
---------------------------------------------------------------------------------------------------------
Auto Components--0.6%
Delphi Corp., 6.55% Nts., 6/15/06                                             80,000             83,943
---------------------------------------------------------------------------------------------------------
Lear Corp.:                                                                  115,000            119,707
7.96% Sr. Unsec. Nts., Series B, 5/15/05
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      68,000             77,927
                                                                                        -----------------
                                                                                                281,577
---------------------------------------------------------------------------------------------------------
Automobiles--2.0%
American Honda Finance Corp., 3.85% Nts.,
11/6/08 5                                                                     50,000             49,561
---------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                                                      175,000            178,111
---------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                        55,000             61,140
---------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                           105,000            114,004
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12          310,000            316,065
---------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                        15,000             15,726
---------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                       180,000            182,906
                                                                                        -----------------
                                                                                                917,513
---------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.7%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                  75,000             81,750
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                            195,000            212,109
                                                                                        -----------------
                                                                                                293,859
---------------------------------------------------------------------------------------------------------
Household Durables--0.7%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                       90,000             96,750
---------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                       85,000             95,200
---------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                   35,000             35,040
---------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                      90,000             98,100
                                                                                        -----------------
                                                                                                325,090
---------------------------------------------------------------------------------------------------------
Media--2.3%
Clear Channel Communications, Inc., 4.625%
Sr. Unsec. Nts., 1/15/08                                                     220,000            222,361
---------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75% Unsec. Nts., 8/15/06                         140,000            152,110
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                      90,000             89,709
---------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                     220,000            278,713
---------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                 90,000            110,836
---------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                              29,000             28,676
3.50% Sr. Unsec. Nts., 10/15/07                                              155,000            153,863
                                                                                        -----------------
                                                                                              1,036,268
---------------------------------------------------------------------------------------------------------
Multiline Retail--0.9%
Federated Department Stores, Inc., 6.625% Sr.
Unsec. Nts., 9/1/08                                                          150,000            163,107
---------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.60% Nts., 4/1/07                                    190,000            206,150
---------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts.,
7/15/07 5                                                                     15,000             15,010
                                                                                        -----------------
                                                                                                384,267
---------------------------------------------------------------------------------------------------------
Specialty Retail--0.2%
Gap, Inc. (The), 6.90% Nts., 9/15/07 8                                        80,000             86,800
---------------------------------------------------------------------------------------------------------
Consumer Staples--2.0%
---------------------------------------------------------------------------------------------------------
Food & Staples Retailing--1.1%
Food Lion, Inc., 7.55% Nts., 4/15/07                                         125,000            134,650
---------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                    135,000            150,110
---------------------------------------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                                                           45,000             44,831
3.80% Sr. Unsec. Nts., 8/15/05                                               150,000            151,577
                                                                                        -----------------
                                                                                                481,168
---------------------------------------------------------------------------------------------------------
Food Products--0.9%
General Mills, Inc., 3.875% Nts., 11/30/07                                   170,000            170,323
---------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                        230,000            240,057
                                                                                        -----------------
                                                                                                410,380
---------------------------------------------------------------------------------------------------------
Energy--0.8%
---------------------------------------------------------------------------------------------------------
Oil & Gas--0.8%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14 5                           105,000            111,038
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                            90,000             95,891
---------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                             60,000             69,450
---------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748%
Sr. Nts., Series B, 6/1/13 5                                                  65,000             62,303
                                                                                        -----------------
                                                                                                338,682
---------------------------------------------------------------------------------------------------------
Financials--5.4%
---------------------------------------------------------------------------------------------------------
Capital Markets--0.0%
Bankers Trust Corp., 7.375% Unsec. Sub.
Nts., 5/1/08                                                                  15,000             16,785
---------------------------------------------------------------------------------------------------------
Commercial Banks--0.1%
Bank of America Corp., 4.875% Sr. Unsec.
Nts., 1/15/13                                                                  3,000              2,959
---------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                 15,000             16,179
---------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 7.75% Unsec. Sub. Nts., 5/1/10                          10,000             11,597
                                                                                        -----------------
                                                                                                 30,735
---------------------------------------------------------------------------------------------------------
Diversified Financial Services--2.5%
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                          60,000             59,860
---------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                        250,000            250,785
---------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                         75,000             86,275
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                 50,000             49,597
---------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                           6,000              6,540
---------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                   170,000            177,029
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., Series C, 1/15/09                    210,000            208,899
---------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                            70,000             76,140
---------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 1,5                             220,000            219,987
                                                                                        -----------------
                                                                                              1,135,112
---------------------------------------------------------------------------------------------------------
Insurance--1.5%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 5                  40,000             40,277
---------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                         90,000            111,939
---------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06            50,000             49,355
---------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 5                         145,000            169,205
---------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 5                  105,000            128,979
---------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 5                    145,000            177,657
                                                                                        -----------------
                                                                                                677,412
---------------------------------------------------------------------------------------------------------
Real Estate--1.3%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                             98,000            105,665
---------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts., 3/12/07 1,8                          160,000            162,000
---------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                      80,000             87,360
---------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    195,000            204,197
                                                                                        -----------------
                                                                                                559,222
---------------------------------------------------------------------------------------------------------
Health Care--1.0%
---------------------------------------------------------------------------------------------------------
Health Care Providers & Services--1.0%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                  190,000            202,649
---------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                      225,000            245,883
                                                                                        -----------------
                                                                                                448,532
---------------------------------------------------------------------------------------------------------
Industrials--2.5%
---------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.7%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                          15,000             15,770
---------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                   26,000             27,978
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                             135,000            152,053
---------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                     120,000            124,005
                                                                                        -----------------
                                                                                                319,806
---------------------------------------------------------------------------------------------------------
Air Freight & Logistics--0.5%
FedEx Corp., 2.65% Nts., 4/1/07 5                                            215,000            209,828
---------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--0.4%
Allied Waste North America, Inc., 8.875% Sr.
Nts., Series B, 4/1/08                                                        85,000             93,075
---------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7% Sr. Nts., 7/15/28                                  70,000             74,350
                                                                                        -----------------
                                                                                                167,425
---------------------------------------------------------------------------------------------------------
Industrial Conglomerates--0.7%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 5             75,000             73,116
---------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                            21,000             21,187
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                       135,000            141,760
6.75% Sr. Unsub. Nts., 2/15/11                                                61,000             66,976
                                                                                        -----------------
                                                                                                303,039
---------------------------------------------------------------------------------------------------------
Road & Rail--0.2%
Canadian National Railway Co., 4.25% Nts., 8/1/09                             29,000             28,876
---------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                        85,000             91,246
                                                                                        -----------------
                                                                                                120,122
---------------------------------------------------------------------------------------------------------
Materials--0.1%
---------------------------------------------------------------------------------------------------------
Paper & Forest Products--0.1%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                           39,000             39,748
---------------------------------------------------------------------------------------------------------
Telecommunication Services--2.2%
---------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--1.9%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                        120,000            128,009
8.125% Nts., 12/15/10                                                        100,000            118,009
---------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                          34,000             36,383
---------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV,
8.50% Unsub. Nts., 6/15/10                                                   125,000            147,607
---------------------------------------------------------------------------------------------------------
France Telecom SA:
8.75% Sr. Unsec. Nts., 3/1/11                                                 50,000             58,414
9.50% Sr. Unsec. Nts., 3/1/31 1                                               55,000             70,229
---------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                              100,000            105,802
8.75% Nts., 3/15/32                                                           80,000             97,225
---------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                            85,000             83,535
                                                                                        -----------------
                                                                                                845,213
---------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.3%
AT&T Wireless Services, Inc., 7.50% Sr.
Unsec. Nts., 5/1/07                                                          140,000            153,964
---------------------------------------------------------------------------------------------------------
Utilities--3.1%
---------------------------------------------------------------------------------------------------------
Electric Utilities--2.7%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                      105,000            109,020
8.125% Unsec. Nts., Series B, 7/15/05                                         50,000             52,506
---------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                    26,000             26,473
---------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                     80,000             93,266
---------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                100,000            105,135
---------------------------------------------------------------------------------------------------------
Edison International, Inc., 6.875% Unsec. Nts., 9/15/04                       49,000             49,245
---------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                 195,000            203,048
---------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08                     100,000            111,500
---------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12             130,000            133,666
---------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                   55,000             55,319
---------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                          95,000            100,700
---------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                            65,000             74,750
---------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                 85,000             90,844
                                                                                        -----------------
                                                                                              1,205,472
---------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                           30,000             29,784
7.875% Sr. Unsec. Nts., 11/15/10                                             125,000            144,952
                                                                                        -----------------
                                                                                                174,736
                                                                                        -----------------
Total Corporate Bonds and Notes (Cost $10,968,830)                                           10,962,755
---------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--12.5% 9
---------------------------------------------------------------------------------------------------------
Undivided interest of 1.25% in joint repurchase
agreement (Principal Amount/Value $446,558,000,
with a maturity value of $446,606,749) with UBS
Warburg LLC, 1.31%, dated 7/30/04, to be
repurchased at $5,572,608 on 8/2/04,
collateralized by Federal National Mortgage Assn.,
4.50%--5%, 3/1/34, with a value of
$456,762,011  (Cost $5,572,000)                                            5,572,000          5,572,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $67,109,537)                                 149.6%        66,916,171
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (49.6)       (22,182,126)
                                                                     ------------------------------------
Net Assets                                                                     100.0%      $ 44,734,045
                                                                     ====================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. When-issued security to be delivered and settled after July 31, 2004.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $740,591 or 1.66% of the Fund's net assets as of July 31, 2004.
4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $156,343 or 0.35% of the Fund's net assets as of July 31, 2004.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,461,865 or 3.27% of the Fund's net assets as of July 31, 2004.
6. Securities with an aggregate market value of $210,035 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Illiquid or restricted security.
9. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)